Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments

The following table presents the carrying amounts and estimated fair values of the financial instruments:

	March 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions )
Long-term debt	$4,726	$4,809	$4,598	$4,582

Derivative instruments	$1,034	$1,034	$1,048	$1,048

As of March 31, 2015 and December 31, 2014, the carrying amount of cash and cash equivalents, accounts receivable and accounts payable represent fair value because of the short-term nature of these instruments. We hold long-term debt obligations (see Note 6) with various terms. We estimated the fair value of debt (representing a Level 2 fair value measurement) primarily based on quoted market prices for the same or similar issuances, including consideration of our credit risk related to these instruments.
Oil, Natural Gas and NGLs Derivative Instruments.  We attempt to mitigate a portion of our commodity price risk and stabilize cash flows associated with forecasted sales of oil and natural gas through the use of financial derivatives.  As of March 31, 2015 and December 31, 2014, we had fixed price derivative contracts for 36 MMBbls and 37 MMBbls of oil and 54 TBtu and 69 TBtu of natural gas, respectively.  In addition, we also have derivative contracts related to locational basis differences and/or timing of physical settlement prices. As of March 31, 2015, we also had derivative contracts on 35 MMGal of propane.  None of these contracts are designated as accounting hedges.
The following table reflects the volumes associated with derivative contracts entered into between April 1, 2015 and April 24, 2015.

	2015 Volumes	2016 Volumes
Oil (MBbls)
Fixed Price Swaps
LLS(1)	—	4,392
Basis Swaps
WTI - CM vs. TM(2)	—	3,660
NYMEX Roll(3)	490	182

(1)	In April 2015, we unwound 1,464 MBbls of 2016 LLS three way collars in exchange for 4,392 MBbls of 2016 LLS fixed price swaps. No cash or other consideration was included as part of this exchange.

(2)	EP Energy receives WTI trade month (TM) and pays WTI calendar month (CM).

(3)
Hedges the timing risk associated with our physical sales. We generally sell oil for the delivery month at a sales price based on the average NYMEX WTI price during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the "trade month roll").

Interest Rate Derivative Instruments.  We have interest rate swaps with a notional amount of $600 million that extend through April 2017 and are intended to reduce variable interest rate risk. As of March 31, 2015, we have a net liability of less than $1 million and as of December 31, 2014, we had a net asset of $3 million related to interest rate derivative instruments included in our consolidated balance sheets.  For the quarters ended March 31, 2015 and 2014, we recorded $4 million and $1 million of interest expense, respectively, related to the change in fair market value and cash settlements of our interest rate derivative instruments.

Fair Value Measurements.  We use various methods to determine the fair values of our financial instruments. The fair value of a financial instrument depends on a number of factors, including the availability of observable market data over the contractual term of the underlying instrument. We separate the fair value of our financial instruments into three levels (Levels 1, 2 and 3) based on our assessment of the availability of observable market data and the significance of non-observable data used to determine fair value.  As of March 31, 2015 and December 31, 2014, all derivative financial instruments were classified as Level 2. Our assessment of an instrument within a level can change over time based on the maturity or liquidity of the instrument, which could result in a change in the classification of our financial instruments between other levels.
Financial Statement Presentation.  The following table presents the fair value associated with our derivative financial instruments as of March 31, 2015 and December 31, 2014. All of our derivative instruments are subject to master netting arrangements which provide for the unconditional right of offset for all derivative assets and liabilities with a given counterparty in the event of default. We present assets and liabilities related to these instruments in our balance sheets as either current or non-current assets or liabilities based on their anticipated settlement date, net of the impact of master netting agreements.  On derivative contracts recorded as assets in the table below, we are exposed to the risk that our counterparties may not perform.

	Level 2
	Derivative Assets				Derivative Liabilities
	Gross Fair Value		Balance Sheet Location		Gross Fair Value		Balance Sheet Location
		Impact of Netting	Current	Non- current		Impact of Netting	Current	Non- current
		(in millions)				(in millions)
March 31, 2015
Derivative instruments	$1,069	$(34)	$746	$289	$(35)	$34	$(1)	$—

December 31, 2014
Derivative instruments	$1,093	$(44)	$752	$297	$(45)	$44	$(1)	$—
For the quarters ended March 31, 2015 and 2014, we recorded a derivative gain of $203 million and a derivative loss of $135 million, respectively, on our financial oil and natural gas derivative instruments.  Derivative gains and losses on our oil, natural gas and NGLs financial derivative instruments are recorded in operating revenues in our consolidated income statement.

4.  Financial Instruments

The following table presents the carrying amounts and estimated fair values of the financial instruments:

	December 31, 2014		December 31, 2013
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
		(in millions )
Long-term debt	$4,598	$4,582	$4,039	$4,451

Derivative instruments	$1,048	$1,048	$109	$109

For the years ended December 31, 2014 and 2013, the carrying amount of cash and cash equivalents, accounts receivable and accounts payable represent fair value because of the short-term nature of these instruments.  We hold long-term debt obligations (see Note 6) with various terms. We estimated the fair value of debt (representing a Level 2 fair value measurement) primarily based on quoted market prices for the same or similar issuances, including consideration of our credit risk related to these instruments.

Oil and Natural Gas Derivative Instruments.  We attempt to mitigate a portion of our commodity price risk and stabilize cash flows associated with forecasted sales of oil and natural gas through the use of financial derivatives. As of December 31, 2014 and 2013, we had total derivative contracts of 37 MMBbls and 47 MMBbls of oil and 69 TBtu and 135 TBtu of natural gas, respectively. None of these contracts are designated as accounting hedges.

The following table reflects the volumes associated with derivative contracts entered into between January 1, 2015 and February 16, 2015.

	2016	2017
	Volumes	Volumes
Oil (MBbls)
Fixed Price Swaps
WTI (1)	3,294	4,015
Basis Swaps
LLS vs. WTI (2)	1,830	—

(1)	In February 2015, we unwound 3,294 MBbls of 2016 LLS three way collars in exchange for 3,294 MBbls of 2016 WTI fixed price swaps. No cash or other consideration was included as part of this exchange.
(2)

In February 2015, we unwound 1,830 MBbls of 2016 LLS vs. Brent basis swaps in exchange for 1,830 MBbls of 2016 LLS vs. WTI basis swaps. No cash or other consideration was included as part of this exchange.

Interest Rate Derivative Instruments. We have interest rate swaps with a notional amount of $600 million that extend through April 2017 and are intended to reduce variable interest rate risk. As of December 31, 2014 and 2013, we had a net asset of $3 million and $4 million, respectively, related to interest rate derivative instruments included in our consolidated balance sheets. For the years ended December 31, 2014 and 2013 and the period from March 23 (inception) to December 31, 2012, we recorded $5 million of interest expense, $3 million of interest income and $3 million of interest expense, respectively, related to the change in fair market value and cash settlements of our interest rate derivative instruments.

Fair Value Measurements.  We use various methods to determine the fair values of our financial instruments. The fair value of a financial instrument depends on a number of factors, including the availability of observable market data over the contractual term of the underlying instrument. We separate the fair value of our financial instruments into three levels (Levels 1, 2 and 3) based on our assessment of the availability of observable market data and the significance of non-observable data used to determine fair value. Each of the levels are described below:

•	Level 1 instruments’ fair values are based on quoted prices in actively traded markets.

•

Level 2 instruments’ fair values are based on pricing data representative of quoted prices for similar assets and liabilities in active markets (or identical assets and liabilities in less active markets).

•

Level 3 instruments’ fair values are partially calculated using pricing data that is similar to Level 2 instruments, but also reflect adjustments for being in less liquid markets or having longer contractual terms.

As of December 31, 2014 and 2013, all derivative financial instruments were classified as Level 2. Our assessment of an instrument within a level can change over time based on the maturity or liquidity of the instrument, which could result in a change in the classification of our financial instruments between other levels.

Financial Statement Presentation. The following table presents the fair value associated with derivative financial instruments as of December 31, 2014 and 2013. All of our derivative instruments are subject to master netting arrangements which provide for the unconditional right of offset for all derivative assets and liabilities with a given counterparty in the event of default. We present assets and liabilities related to these instruments in our balance sheets as either current or non-current assets or liabilities based on their anticipated settlement date, net of the impact of master netting agreements. On derivative contracts recorded as assets in the table below, we are exposed to the risk that our counterparties may not perform.

Level 2
	Derivative Assets				Derivative Liabilities
	Gross(1)				Gross(1)
	Fair	Impact of	Balance Sheet Location		Fair	Impact of	Balance Sheet Location
	Value	Netting	Current	Non-current	Value	Netting	Current	Non-current
	(in millions)				(in millions)
December 31, 2014
Derivative instruments	$1,093	$(44)	$752	$297	$(45)	$44	$(1)	$—

December 31, 2013
Derivative instruments	$164	$(20)	$47	$97	$(55)	$20	$(35)	$—

(1)

Gross derivative assets are comprised primarily of $1,088 million of oil and natural gas derivatives as of December 31, 2014, $157 million of oil and natural gas derivatives as of December 31, 2013, and $5 million and $7 million of interest rate derivatives as of December 31, 2014 and December 31, 2013, respectively.  Gross derivative liabilities are comprised primarily of $43 million of oil and natural gas derivatives as of December 31, 2014, $52 million of oil and natural gas derivatives as of December 31, 2013 and $2 million and $3 million of interest rate derivatives as of December 31, 2014 and December 31, 2013, respectively.

The following table presents gains and losses on financial oil and natural gas derivative instruments presented in operating revenues and dedesignated cash flow hedges of the predecessor included in accumulated other comprehensive income (in millions):

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	March 23 (inception) to December 31,	January 1 to May 24,
	2014	2013	2012	2012

Gains (losses) on financial derivative instruments	$985	$(52)	$(62)	$365
Accumulated other comprehensive income	—	—	—	5

Credit Risk. We are subject to the risk of loss on our derivative instruments that we would incur as a result of non-performance by counterparties pursuant to the terms of their contractual obligations. We maintain credit policies with regard to our counterparties to minimize our overall credit risk. These policies require (i) the evaluation of potential counterparties’ financial condition to determine their credit worthiness; (ii) the daily monitoring of our oil, natural gas and NGLs counterparties’ credit exposures; (iii) comprehensive credit reviews on significant counterparties from physical and financial transactions on an ongoing basis; (iv) the utilization of contractual language that affords us netting or set off opportunities to mitigate exposure risk; and (v) when appropriate requiring counterparties to post cash collateral, parent guarantees or letters of credit to minimize credit risk.  Our assets related to derivatives as of December 31, 2014 represent financial instruments from twelve counterparties; all of which are financial institutions that have an “investment grade” (minimum Standard & Poor’s rating of A- or better) credit rating and are lenders associated with our $2.75 billion RBL credit facility. Subject to the terms of our $2.75 billion RBL credit facility, collateral or other securities are not exchanged in relation to derivatives activities with the parties in the RBL Facility.